SA Allocation Moderate Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	1.56%	2.01%
SA Alloc Mod Blended Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.62%	6.52%	8.00%	8.06%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent		12.86%	5.75%	7.45%
Performance Inception Date	Sep. 26, 2016
Class 3
Prospectus [Line Items]
Average Annual Return, Percent		12.52%	5.48%		7.20%